ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses

	December 31,
	2016	2015
Accrued consulting fees	$45,000	$110,000
Accrued wages and related expenses	—	629,780
Accrued interest expense	10,264	101,185
Accrued other expenses	—	87,568
Total accrued expenses	$55,264	$928,533